SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Reconciliation of revenue from segments to consolidated
Summarized information by segments for the years ended June 30, 2018, 2019, and 2020 is as follows:

	Year ended June 30, 2018
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$178,769	162,696	124,996	466,461
Product sales	35,387	4,846	—	40,233
Maintenance service revenue	9,547	21,390	334	31,271
Extended warranty service revenue	1,090	1,713	—	2,803

Total	224,793	190,645	125,330	540,768

Costs of revenue	135,633	90,574	108,681	334,888

Gross profit	$89,160	100,071	16,649	205,880

	Year ended June 30, 2019
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$191,668	148,365	127,338	467,371
Product sales	27,390	5,712	—	33,102
Maintenance service revenue	13,978	53,359	288	67,625
Extended warranty service revenue	762	1,481	—	2,243

Total	233,798	208,917	127,626	570,341

Costs of revenue	139,010	109,567	110,598	359,175

Gross profit	$94,788	99,350	17,028	211,166

	Year ended June 30, 2020
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contracts revenue	$207,421	145,750	61,101	414,272
Product sales	15,504	4,640	—	20,144
Maintenance service revenue	15,985	49,140	916	66,041
Extended warranty service revenue	1,061	1,809	—	2,870

Total	239,971	201,339	62,017	503,327

Costs of revenue	154,298	107,382	51,079	312,759

Gross profit	$85,673	93,957	10,938	190,568

Schedule of Revenues by geographical area
The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2018	2019	2020
Revenues:
PRC	$412,993	$438,832	$441,305
Non-PRC	127,775	131,509	62,022

	$540,768	$570,341	$503,327

Schedule of long-lived assets other than goodwill and intangible assets by geographical area
The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,
	2019	2020
Long-lived assets other than goodwill and acquired intangible assets
PRC	$125,781	$129,340
Non-PRC	11,986	11,938

	$137,767	$141,278